UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         05/08/2012
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            188

     Form 13F Information Table Value Total:   $     524731
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      147    1647   SH         Defined            1647
3M Company                              COM           88579Y101      178    2000   SH           Other                           2000
Abbott Laboratories                     COM           002824100      655   10693   SH         Defined           10693
Abitibibowater Inc Common New           COM NEW       003687209      214   15000   SH         Defined           15000
Abitibibowater Inc Common New           COM NEW       003687209      143   10000   SH           Other                          10000
Alexanders Incorporated                 COM           014752109      263     667   SH         Defined             667
American International Group Inc.       COM NEW       026874784      457   14833   SH         Defined           14833
American International Group Inc.       COM NEW       026874784      734   23800   SH            Other                         23800
American Natl Ins Common                COM           028591105      290    4000   SH         Defined            4000
American Natl Ins Common                COM           028591105      631    8700   SH           Other                           8700
American Tower Corp Common              COM           03027X100      176    2795   SH         Defined            2795
American Tower Corp Common              COM           03027X100      441    7000   SH           Other                           7000
Amgen Inc Com                           COM           031162100      544    8000   SH         Defined            8000
Anadarko Pete Corp Common               COM           032511107      635    8100   SH           Other                           8100
Ansys Inc.                              COM           03662Q105      290    4458   SH         Defined            4458
Apache Corp Com                         COM           037411105      210    2090   SH         Defined            2090
Apple Computer Inc                      COM           037833100     7234   12065   SH         Defined           12065
Apple Computer Inc                      COM           037833100     1217    2030   SH           Other                           2030
Arcos Dorados Holdings Inc Sh A         SHS CLA       G0457F107      456   25200   SH           Other                          25200
AT & T Inc                              COM           00206R102      275    8811   SH         Defined            8811
Berkshire Hathaway Class B New          CL B NEW      084670702      406    5000   SH           Other                           5000
Blackrock Inc                           COM           09247X101      316    1540   SH           Other                           1540
BP Amoco Plc                            SPONSORED ADR 055622104      254    5654   SH         Defined            5654
Bristol Myers Squibb                    COM           110122108      243    7200   SH           Other                           7200
Buckeye Partners LP                     UNIT LTD PTN  118230101    10721  175233   SH         Defined          175233
Canadian Nat Res Ltd Common             COM           136385101      591   17800   SH           Other                          17800
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108     8601  289393   SH         Defined          289393
Chevron Corp                            COM           166764100     1488   13883   SH         Defined           13883
Chipotle Mexican Grill                  COM           169656105      418    1000   SH           Other                           1000
Cigna Corp.                             COM           125509109      284    5775   SH         Defined            5775
CNA Finl Corp Common                    COM           126117100      499   17000   SH         Defined           17000
CNA Finl Corp Common                    COM           126117100      460   15700   SH           Other                          15700
Coca-cola Co Com                        COM           191216100      612    8273   SH         Defined            8273
Colgate Palmolive Co Com                COM           194162103      252    2575   SH           Other                           2575
Conoco Phillips                         COM           20825C104      863   11358   SH         Defined           11358
Consolidated Edison Inc                 COM           209115104      540    9236   SH         Defined            9236
Costco Wholesale Corp.                  COM           22160K105      301    3311   SH         Defined            3311
Dillards Inc Class A                    CL A          254067101      271    4300   SH         Defined            4300
Dillards Inc Class A                    CL A          254067101      674   10700   SH           Other                          10700
Ecolab Inc Com                          COM           278865100      463    7500   SH           Other                           7500
EGShares Emerging Markets Consumer      EGS EMKCN ETF 268461779     7653  307969   SH         Defined          307969
El Paso Pipeline Partners L P           COM UNIT LPI  283702108     8531  244510   SH         Defined          244510
Enbridge Energy Partners, L.P.          COM           29250R106    11440  369400   SH         Defined          369400
Energy Transfer Equity L P              COM UT LTD PT 29273V100     7784  193161   SH         Defined          193161
Enterprise Products Partners LP         COM           293792107    15201  301183   SH         Defined          301183
Eog Res Inc Com                         COM           26875P101        9      85   SH         Defined              85
Eog Res Inc Com                         COM           26875P101      233    2100   SH           Other                           2100
Estee Lauder Companies Inc.             CL A          518439104      465    7500   SH           Other                           7500
Ev Energy Partners, LP                  COM UNITS     26926V107     3984   57251   SH         Defined           57251
Everest Re Group Ltd                    COM           G3223R108      740    8000   SH         Defined            8000
Everest Re Group Ltd                    COM           G3223R108      278    3000   SH           Other                           3000
Exelon Corp Com                         COM           30161N101      428   10925   SH         Defined           10925
Exelon Corp Com                         COM           30161N101      529   13485   SH           Other                          13485
Exxon Mobil Corp                        COM           30231G102     3865   44562   SH         Defined           44562
Falconstor Software Inc Common          COM           306137100      120   31958   SH         Defined           31958
Fedex Corp Com                          COM           31428X106      221    2400   SH         Defined            2400
Fedex Corp Com                          COM           31428X106      420    4565   SH           Other                           4565
Gabelli Equity Tr Inc Common            COM           362397101      118   20500   SH         Defined           20500
General Electric                        COM           369604103     1530   76253   SH         Defined           76253
General Electric                        COM           369604103      411   20500   SH           Other                          20500
General Mills Inc                       COM           370334104      130    3285   SH         Defined            3285
Genon Energy Inc Common                 COM           37244E107      365  175241   SH         Defined          175241
Genon Energy Inc Common                 COM           37244E107      347  167000   SH           Other                         167000
Goldman Sachs Group                     COM           38141G104      261    2100   SH           Other                           2100
Google Inc-Cl A                         CL A          38259P508       97     151   SH         Defined             151
Google Inc-Cl A                         CL A          38259P508      651    1015   SH           Other                           1015
Guggenheim Frontier Mkts Etf            GUGG FRNTR MK 18383Q838      616   28603   SH         Defined           28603
Hugoton Royalty Tr                      UNIT BEN INT  444717102      583   39733   SH         Defined           39733
Illinois Tool Wks Inc Com               COM           452308109      542    9482   SH         Defined            9482
Ingram Micro Inc.                       CL A          457153104      631   34000   SH         Defined           34000
Ingram Micro Inc.                       CL A          457153104      724   39000   SH           Other                          39000
Intel Corporation                       COM           458140100      783   27857   SH         Defined           27857
Intel Corporation                       COM           458140100      574   20400   SH           Other                          20400
International Business Machines Corp.   COM           459200101      923    4426   SH         Defined            4426
International Business Machines Corp.   COM           459200101      739    3540   SH           Other                           3540
Intuit                                  COM           461202103      301    5000   SH           Other                           5000
iPath DJ-AIG Commodity Index            DJUBS CM ETN  06738C778      317    7487   SH         Defined            7487
iShares Barclay's 1-3 Year Treasury Bd  BARCLYS 1-3 Y 464287457      358    4240   SH         Defined            4240
iShares MSCI EAFE Index                 MSCI EAFE IDX 464287465      718   13087   SH         Defined           13087
iShares S & P Europe Index              S&P EURO PLUS 464287861     6384  170911   SH         Defined          170911
iShares S&P 500 Growth Index Fund       S&P500 GRW    464287309    44142  585674   SH         Defined          585674
Ishares Tr Russell Midcap Index Fund    RUSSELL MIDCP 464287499      237    2144   SH         Defined            2144
Jetblue Airways Corporation             COM           477143101      528  108000   SH         Defined          108000
Jetblue Airways Corporation             COM           477143101      489  100000   SH           Other                         100000
Johnson & Johnson                       COM           478160104     2415   36611   SH         Defined           36611
Johnson & Johnson                       COM           478160104      541    8200   SH           Other                           8200
Johnson Controls Inc.                   COM           478366107       96    2958   SH         Defined            2958
JPMorgan Alerian MLP ETN                ALERIAN ML ET 46625H365    24194  618136   SH         Defined          618136
Jpmorgan Chase & Co                     COM           46625H100      465   10118   SH         Defined           10118
Jpmorgan Chase & Co                     COM           46625H100      793   17250   SH           Other                          17250
Kayne Anderson Energy Development Co    COM           48660Q102     2988  116494   SH         Defined          116494
Kayne Anderson MLP Investment Co.       COM           486606106     3282  105350   SH         Defined          105350
Kinder Morgan Energy Partners L P       UT LTD PARTNR 494550106     9109  110075   SH         Defined          110075
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      545   56000   SH         Defined           56000
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      322   33100   SH           Other                          33100
M / I Homes Inc Common                  COM           55305B101      346   28000   SH         Defined           28000
M / I Homes Inc Common                  COM           55305B101      309   25000   SH           Other                          25000
Magellan Midstream Partners LP          COM UNIT RP L 559080106    14301  197693   SH         Defined          197693
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605    13460  254787   SH         Defined          254787
Market Vectors Gold Miners ETF          GOLD MNER ETF 57060U100      237    4778   SH         Defined            4778
Market Vectors Oil Services             OIL SVCS ETF  57060U191      916   22542   SH         Defined           22542
Marriott Intl Inc New                   Cl A          571903202      110  109795   SH         Defined          109795
Mastercard Inc Class A                  CL A          57636Q104      130     309   SH         Defined             309
Mastercard Inc Class A                  CL A          57636Q104      421    1000   SH           Other                           1000
McCormick & Co Inc Com Non Vtg          COM NON VTG   579780206      218    4000   SH           Other                           4000
McDonalds Corp Com                      COM           580135101      504    5135   SH         Defined            5135
McDonalds Corp Com                      COM           580135101       25     250   SH           Other                            250
Mi Devs Inc Common                      COM           55304X104      481   13900   SH         Defined           13900
Mi Devs Inc Common                      COM           55304X104      460   13300   SH           Other                          13300
Micron Technology Inc Com               COM           595112103      405   50000   SH         Defined           50000
Micron Technology Inc Com               COM           595112103      716   88400   SH           Other                          88400
Microsoft Corp.                         COM           594918104      898   27848   SH         Defined           27848
Microsoft Corp.                         COM           594918104      645   20000   SH           Other                          20000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      348   18000   SH           Other                          18000
Morgan Stanley                          COM NEW       617446448        4     200   SH         Defined             200
Morgan Stanley                          COM NEW       617446448      295   15000   SH           Other                          15000
National Oilwell Varco Inc Common       COM           637071101      318    4000   SH           Other                           4000
Nextera Energy Inc Common New           COM           65339F101      139    2269   SH         Defined            2269
Nextera Energy Inc Common New           COM           65339F101      195    3200   SH           Other                           3200
Norfolk Southern Corp                   COM           655844108       28     425   SH         Defined             425
Norfolk Southern Corp                   COM           655844108      197    3000   SH           Other                           3000
Novartis Ag Sponsored Adr               SPONSORED ADR 66987V109      449    8100   SH           Other                           8100
Nustar Energy L.P.                      UNIT COM      67058H102     8626  146003   SH         Defined          146003
NV Energy, Inc.                         COM           67073Y106      371   23000   SH         Defined           23000
NV Energy, Inc.                         COM           67073Y106      500   31000   SH           Other                          31000
Occidental Petroleum Corp               COM           674599105       80     844   SH         Defined             844
Occidental Petroleum Corp               COM           674599105      571    6000   SH           Other                           6000
Oneok Partners LP                       UNIT LTD PTN  68268N103    13058  238850   SH         Defined          238850
Oracle Corp Com                         COM           68389X105      260    8901   SH         Defined            8901
Pepsico Inc.                            COM           713448108      283    4259   SH         Defined            4259
Pepsico Inc.                            COM           713448108      173    2600   SH           Other                           2600
Pfizer Inc.                             COM           717081103      456   20125   SH         Defined           20125
Pfizer Inc.                             COM           717081103      457   20200   SH           Other                          20200
Phillip Morris International, Inc.      COM           718172109      615    6937   SH         Defined            6937
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     5320  199091   SH         Defined          199091
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105    15138  192958   SH         Defined          192958
Potash Corp Sask Inc                    COM           73755L107      357    7820   SH         Defined            7820
Powershares Db Commodity Indextracking  UNIT BEN INT  73935S105    26136  907500   SH         Defined          907500
Powershares DB US Dollar Index Bullish  DOLL INDX BLL 73936D107     4704  214702   SH         Defined          214702
Praxair                                 COM           74005P104      332    2896   SH         Defined            2896
Procter & Gamble Co.                    COM           742718109     1915   28497   SH         Defined           28497
Procter & Gamble Co.                    COM           742718109      679   10100   SH           Other                          10100
Qualcomm Inc Com                        COM           747525103      242    3559   SH         Defined            3559
Qualcomm Inc Com                        COM           747525103      110    1620   SH           Other                           1620
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      106    3600   SH         Defined            3600
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      250    8500   SH           Other                           8500
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206      320    4566   SH         Defined            4566
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     2272  117175   SH         Defined          117175
Sanmina-sci Corp Common New             COM NEW       800907206      275   24000   SH         Defined           24000
Sanmina-sci Corp Common New             COM NEW       800907206      252   22000   SH           Other                          22000
Schein Henry Inc Common                 COM           806407102      454    6000   SH           Other                           6000
Schlumberger Limited                    COM           806857108      161    2303   SH         Defined            2303
Schlumberger Limited                    COM           806857108      503    7200   SH           Other                           7200
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506    12308  171547   SH         Defined          171547
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308    57268 1680408   SH         Defined         1680408
SPDR Gold Trust                         GOLD SHS      78463V107    86234  531916   SH         Defined          531916
SPDR Gold Trust                         GOLD SHS      78463V107       10      60   SH           Other                             60
Standard & Poor Dep Rec                 TR UNIT       78462F103      200    1422   SH         Defined            1422
Targa Resources Partners LP             COM UNIT      87611X105     6437  155210   SH         Defined          155210
Tiffany and Co.                         COM           886547108      691   10000   SH           Other                          10000
Toronto Dominon Bk Ont                  COM NEW       891160509      518    6100   SH           Other                           6100
Toyota Mtr Copr Adr 2 Toyota Motor Corp SP ADR REP2CM 892331307     1042   12000   SH         Defined           12000
Ultrashort S&P500 Proshares             PSHS ULSHT SP 74347R883     1045   69250   SH         Defined           69250
United Technologies Co                  COM           913017109      595    7178   SH         Defined            7178
United Technologies Co                  COM           913017109      415    5000   SH           Other                           5000
Unum Group Common                       COM           91529Y106      551   22500   SH         Defined           22500
Unum Group Common                       COM           91529Y106      661   27000   SH           Other                          27000
Vanguard Natural Resources LLC          COM UNIT      92205F106     4573  165566   SH         Defined          165566
Verifone Sys Inc Common                 COM           92342Y109      519   10000   SH           Other                          10000
Verizon Communications                  COM           92343V104      278    7274   SH         Defined            7274
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209       30    1082   SH         Defined            1082
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209      421   15200   SH           Other                          15200
Vornado Rlty Tr Common                  SH BEN INT    929042109      291    3460   SH         Defined            3460
Vornado Rlty Tr Common                  SH BEN INT    929042109      343    4075   SH           Other                           4075
Walgreen Co Com                         COM           931422109      201    6000   SH           Other                           6000
Walmart Stores Inc.                     COM           931142103      240    3914   SH         Defined            3914
Walt Disney Co.                         COM DISNEY    254687106      405    9245   SH         Defined            9245
Walt Disney Co.                         COM DISNEY    254687106      668   15250   SH           Other                          15250
Wells Fargo & Co New Com                COM           949746101      205    6000   SH         Defined            6000
Wells Fargo & Co New Com                COM           949746101      522   15300   SH           Other                          15300
Western Gas Partners L.P.               COM UNIT LP   958254104     6913  149801   SH         Defined          149801
Williams Partners Common Unit LP        COM UNIT L P  96950F104     4236   74847   SH         Defined           74847
Wisdomtree Tr Japan Hedged Equity Fund  JP TOTAL DIV  97717W851      690   18698   SH         Defined           18698
Xl Group Plc, Dublin Shs                SHS           G98290102      108    5000   SH         Defined            5000
Xl Group Plc, Dublin Shs                SHS           G98290102      121    5600   SH           Other                           5600
Yamana Gold Inc.                        COM           98462Y100      289   18500   SH         Defined           18500
Yamana Gold Inc.                        COM           98462Y100      328   21000   SH           Other                          21000
Yum Brands Inc Com                      COM           988498101      253    3560   SH         Defined            3560
